Financial Instruments and Financial Risk Management (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Financial Instruments

The following table summarizes the Company’s financial instruments as of September 30, 2025:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$1,916,300	$1,916,300
Accounts receivable	$2,581,435	$-	$2,581,435

Financial liabilities:
Accounts payable and other accrued liabilities	$6,484,796	$-	$6,484,796
Convertible debentures	$10,588,716	$-	$10,588,716
Notes payable	$11,721,042	$-	$11,721,042
Derivative liabilities	$-	$7,981,771	$7,981,771
Lease liabilities	$1,857,231	$-	$1,857,231

The following table summarizes the Company’s financial instruments as of December 31, 2024:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,731,979	$2,731,979
Accounts receivable	$2,394,542	$-	$2,394,542

Financial liabilities:
Accounts payable and other accrued liabilities	$6,613,793	$-	$6,613,793
Convertible debentures	$-	$9,976,000	$9,976,000
Notes payable	$10,584,037	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$9,007,907
Lease liabilities	$2,585,479	$-	$2,585,479

The following table summarizes the Company’s financial instruments as of December 31, 2024:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,731,979	$2,731,979
Accounts receivable	$2,394,542	$-	$2,394,542

Financial liabilities:
Accounts payable and other accrued liabilities	$6,613,793	$-	$6,613,793
Notes payable	$10,584,037	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$9,007,907
Lease liabilities	$2,585,479	$-	$2,585,479

The following table summarizes the Company’s financial instruments as of December 31, 2023:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$6,414,587	$6,414,587
Accounts receivable	$2,530,058	$-	$2,530,058

Financial liabilities:
Accounts payable and other accrued liabilities	$6,985,617	$-	$6,985,617
Convertible debentures	$-	$8,937,666	$8,937,666
Notes payable	$8,884,513	$-	$8,884,513
Derivative liabilities	$-	$1,094,316	$1,094,316
Lease liabilities	$2,558,274	$-	$2,558,274

Schedule of Contractual obligations

The Company has the following contractual obligations as of September 30, 2025:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,484,796	$-	$-	$-	$6,484,796
Related party payables	$2,640,710	$-	$-	$-	$2,640,710
Tax payable	$15,023,202	$-	$-	$-	$15,023,202
Convertible debentures	$-	$10,588,716	$-	$-	$10,588,716
Notes Payable	$3,058,476	$8,662,566	$-	$-	$11,721,042
Derivative liabilities	$-	$7,981,771	$-	$-	$7,981,771
Lease liabilities	$151,638	$464,428	$208,173	$1,032,992	$1,857,231

The Company has the following contractual obligations as of December 31, 2024:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,613,793	$-	$-	$-	$6,613,793
Related party payables	$1,488,866	$-	$-	$-	$1,488,866
Tax payable	$12,836,039	$-	$-	$-	$12,836,039
Convertible debentures	$-	$9,976,000	$-	$-	$9,976,000
Notes Payable	$1,337,490	$9,246,547	$-	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$-	$-	$9,007,907
Lease liabilities	$302,736	$819,457	$405,096	$1,058,190	$2,585,479

The Company has the following contractual obligations as of December 31, 2024:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,613,793	$-	$-	$-	$6,613,793
Related party payables	$1,488,866	$-	$-	$-	$1,488,866
Tax payable	$12,836,039	$-	$-	$-	$12,836,039
Convertible debentures	$-	$9,976,000	$-	$-	$9,976,000
Notes payable	$1,337,490	$9,246,547	$-	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$-	$-	$9,007,907
Lease liabilities	$302,736	$819,457	$405,096	$1,058,190	$2,585,479

The Company has the following contractual obligations as of December 31, 2023:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,985,617	$-	$-	$-	$6,985,617
Related party payables	$71,458	$-	$-	$-	$71,458
Tax payable	$9,414,086	$-	$-	$-	$9,414,086
Convertible debentures	$8,937,666	$-	$-	$-	$8,937,666
Notes payable	$821,623	$8,062,890	$-	$-	$8,884,513
Derivative liabilities	$-	$1,094,316	$-	$-	$1,094,316
Lease liabilities	$208,624	$1,648,732	$700,918	$-	$2,558,274